DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
DEBT
Schedule of maturities of debt
2024	$212,262
2025	1,020,550
Total	$1,232,812

2024	$114,542
2025	950,550
Total	$1,065,092